Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Company does not have any formal policy that requires the Company to grant, or avoid granting, equity-based compensation to its executive officers at certain times. Equity awards are generally approved on dates the Compensation Committee meets and vesting dates are determined by the Compensation Committee. Committee meetings are not scheduled with awareness of any material non-public information regarding the Company. The Company does not permit the timed disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Company does not have any formal policy that requires the Company to grant, or avoid granting, equity-based compensation to its executive officers at certain times. Equity awards are generally approved on dates the Compensation Committee meets and vesting dates are determined by the Compensation Committee
Award Timing Predetermined	true
Award Timing MNPI Considered	false